Summary of Significant Accounting Policies - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Progress payments netted against contracts costs	$ 2,369	$ 2,161	$ 5,600
Face value of coupons issued	2,010	10,944
Coupons issued to settle accounts payable	2,010	10,942
Coupons issued to counterparties had not been expired or redeemed	0	2
Debt instrument, unamortized discount	474	155
Amortization of discount as interest expense	1,151	3,163
Interest earned on finance leases	$ 4,387	$ 1,486	$ 0
Minimum
Summary of Significant Accounting Policies
Discount rate on the unit value for investment units subscribed by individual investors (as a percent)	5.00%
Maximum
Summary of Significant Accounting Policies
Discount rate on the unit value for investment units subscribed by individual investors (as a percent)	20.00%